INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill

USDm	2023	2022	2021
GOODWILL
Cost:
Balance as of January 01	13.2	11.4	11.4
Additions from business combinations	—	1.8	—
Balance as of December 31	13.2	13.2	11.4

Impairment:
Balance as of January 01	11.4	11.4	11.4
Impairment losses	—	—	—
Balance as of December 31	11.4	11.4	11.4
Carrying amount	1.8	1.8	—

Schedule of other intangible assets

USDm	2023	2022	2021
OTHER INTANGIBLE ASSETS
Cost:
Balance as of January 01	2.3	—	—
Exchange rate adjustments	—	0.2	—
Additions	0.6	0.6	—
Additions from business combinations	—	1.2	—
Transfer from other items	—	0.3	—
Balance as of December 31	2.9	2.3	—

Amortization:
Balance as of January 01	0.4	—	—
Amortization for the year	0.6	0.3	—
Transfer from other items	—	0.1	—
Balance as of December 31	1.0	0.4	—
Carrying amount	1.9	1.9	—